PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	2011	2012
Leasehold improvements	3,685,489	4,289,498
Furniture, fixtures and office equipment	627,588	801,821
Machinery and equipment	285,921	343,379
Buildings	9,310	9,310
Construction in progress	159,985	268,780

	4,768,293	5,712,788

Less: Accumulated depreciation	(1,315,447)	(1,865,953)

Property and equipment, net	3,452,846	3,846,835

Depreciation expenses incurred for the years ended December 31, 2010, 2011 and 2012 were RMB 314,923, RMB 404,901 and RMB 621,216, respectively. The cost of property and equipment is stated net off accumulated impairment losses of RMB 7,182 and RMB 19,823 as of December 31, 2011 and 2012.

Included in leasehold improvements was accumulated capitalized interest of RMB 3,916 as of December 31, 2011 and 2012.

The Group evaluates long-lived assets for impairment if events or changes in circumstances indicated that the carrying value of such assets may not be recoverable. The Group determined to perform a two step impairment analysis for those hotels which are in a loss position for the year ended December 31, 2012. In step one impairment analysis, the estimated future undiscounted net cash flows expected to be generated by the assets over their remaining estimated useful lives were based on certain assumptions, such as forecasts of future operating results, gross margin and expected future growth rates. The estimated undiscounted future cash flows generated by the property and equipment were less than their carrying value, which required the step two impairment test. In the step two impairment analysis, the Group estimated the fair value based on discounted cash flow analysis using market participants’ assumptions, such as forecasts of future operating results, discount rates commensurate with the risk involved, and expected future growth rates. The carrying value of the property and equipment was reduced to fair value based on the discounted cash flow analysis. This resulted in an impairment charge of RMB 19,823 recorded in the impairment loss on property and equipment as other operating expense in the Condensed Consolidated Statements of Operations in the year ended December 31, 2012. Although assumptions used in estimates of future cash flows are management best estimates, such assumptions are, by nature, highly judgmental and may vary significantly from actual results.